Legal Proceedings, Contingencies and Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loss Contingency, Settlement
Tier 1 capital (to adjusted tangible assets), capitalized under prompt corrective action provision ratio (percent)	5.00%	5.00%
Business acquisition threshold (percentage)	33.30%
Accrued reserve for contingent liabilities	$ 1	$ 3
Letter of credit, reserve amount	$ 3	$ 3
Bank
Loss Contingency, Settlement
Tier 1 capital (to adjusted tangible assets), capitalized under prompt corrective action provision ratio (percent)	5.00%	5.00%
DOJ Agreement
Loss Contingency, Settlement
Litigation settlement, initial payment	$ 15
Litigation settlement payment amount	$ 118
Discount rate (percent)	9.70%
Litigation liability	$ 60	$ 60
DOJ Agreement | Bank
Loss Contingency, Settlement
Tier 1 capital (to adjusted tangible assets), capitalized under prompt corrective action provision ratio (percent)	11.00%
DOJ Agreement | Subsequent Payments
Loss Contingency, Settlement
Litigation expense	$ 25